Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Effective income tax rate		25.10%	33.90%	36.40%
Tax Cuts and Jobs Act [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Effective income tax rate		38.00%
Tax Cuts and Jobs Act [Member] | Scenario, Forecast [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Effective income tax rate	24.00%